Total
Mid-Cap Growth Portfolio
Mid-Cap Growth Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Mid-Cap Growth Portfolio		Class I	Class P
Management Fee		0.70%	0.70%
Service Fee		0.20%	none
Other Expenses		0.04%	0.04%
Total Annual Fund Operating Expenses		0.94%	0.74%
Less Fee Waiver	[1]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver		0.91%	0.71%
[1]	The investment adviser has agreed to waive 0.025% of its management fee through April 30, 2025. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Mid-Cap Growth Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	93	297	517	1,152
Class P	73	234	409	916

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2023, the portfolio turnover rate was 55% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with medium market capitalizations. The Fund invests primarily in common stocks of mid-capitalization companies that the sub-adviser believes are high quality and/or have above-average growth potential. The sub-adviser generally considers a company to be a mid-capitalization company if the company has a market capitalization within the range of companies included in the Russell Midcap Growth Index, which measures the performance of the mid-capitalization growth segment of the U.S. equity universe. As of December 31, 2023, the market capitalization range for the Russell Midcap Growth Index was approximately $842.5 million to $73.3 billion. As of December 31, 2023, the weighted average market capitalization of the Fund was approximately $25.5 billion.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. As of December 31, 2023, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.
In selecting securities for the Fund, the sub-adviser primarily emphasizes a bottom-up approach (researching individual issuers) and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures. The sub-adviser may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; a strong balance sheet; market potential; and profit potential. Part of the sub-adviser’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.
Generally, in determining whether to sell a security, the sub-adviser considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The sub-adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Risks
Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory

Benchmark”) which the Fund has added to comply with new regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and
•
a mid-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the mid-capitalization growth domestic equity markets index to continue to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Delaware Investments Fund Advisers began managing the Fund on April 30, 2021. Other firms managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 37.47%; Q2 2022: (21.90%)
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Returns - Mid-Cap Growth Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted January 2, 2001)	19.62%	14.98%	10.80%	Jan. 02, 2001
Class P	Class P (incepted May 2, 2011)	19.86%	15.21%	11.02%	May 02, 2011
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Benchmark)	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Benchmark)	26.29%	15.69%	12.03%
Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)	Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)	25.87%	13.81%	10.57%